Warrants and Derivative Liabilities - Narrative (Details) - USD ($)						12 Months Ended
	Feb. 22, 2023	Feb. 16, 2023	Nov. 17, 2022	Nov. 10, 2022	Apr. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Aug. 15, 2023	Aug. 31, 2020
Class of Warrant or Right [Line Items]
Aggregate fair value						$ (3)	$ (59,729)
Warrants Vested And Outstanding						3,280,940
Emerald Health Therapeutics Inc
Class of Warrant or Right [Line Items]
EHT rollover warrants				$ 203,515
Common Stock Warrants
Class of Warrant or Right [Line Items]
Fair value of warrants						$ 150,851
Aggregate fair value			$ 120,228
2022 Common Stock Warrants To Service Provider | Underlying common stock price
Class of Warrant or Right [Line Items]
Underlying common stock price (in dollars per share)			$ 4.25		$ 9.25
2022 Common Stock Warrants To Service Provider | Warrants Granted To Service Provider
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)					$ 10.00
Fair value of warrants					$ 35,688
Number of shares issued in transaction (in shares)					8,000
2021 Inducement Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)						$ 37.50
Term of warrant						2 years 6 months 25 days
Warrants Vested And Outstanding						84,667
2021 Inducement Warrants to Placement Agent
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)						$ 47.00
Term of warrant						2 years 6 months 25 days
Warrants Vested And Outstanding						5,927
2021 Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)						$ 22.50
Term of warrant						2 years 9 months
Warrants Vested And Outstanding						311,113
Emerald Financing Warrant Liability
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)									$ 25.00
August 2023 PIPE Financing Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)						$ 5.16		$ 5.16
Fair value of warrants						$ 7,881,972
Term of warrant						9 years 7 months 20 days
Warrants Vested And Outstanding						2,325,537
Proceeds from warrant exercises						$ 4,784,894
August 2023 Convertible Note Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)						$ 5.16
Fair value of warrants						$ 1,144,886
Term of warrant						9 years 7 months 20 days
Warrants Vested And Outstanding						340,000
Proceeds from warrant exercises						$ 931,576
2022 Common Stock Warrants to Service Provider
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)						$ 10.00
Term of warrant						3 months
Warrants Vested And Outstanding						8,000
2022 Common Stock Warrants to Service Provider | MTA Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)		$ 4.25
Number of shares issued in transaction (in shares)	66,566	66,566
Common Stock Warrants | MTA Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)		$ 282,906				$ 282,905